UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2018

WESTERN ASSET

SHORT DURATION MUNICIPAL INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to generate high current income exempt from regular federal income tax* while preserving capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration Municipal Income Fund for the six-month reporting period ended August 31, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 28, 2018

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal advisor.

II	Western Asset Short Duration Municipal Income Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended August 31, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2017 U.S. gross domestic product (“GDP”) i growth was 2.3%. GDP growth then moderated to 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s final reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.2%. The acceleration in GDP growth in the second quarter of 2018 reflected positive contributions from personal consumption expenditures (“PCE”), exports, federal government spending and state and local government spending, along with a smaller decrease in residential fixed investment. These were partly offset by a downturn in private inventory investment and a deceleration in nonresidential fixed investment. Imports decreased after increasing in the first quarter of 2018.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on August 31, 2018, the unemployment rate was 3.9%, versus 4.1% when the period began. The percentage of longer-term unemployed moved higher during the reporting period. In August 2018, 21.5% of Americans looking for a job had been out of work for more than six months, versus 20.3% when the period began.

Western Asset Short Duration Municipal Income Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”) ii respond to the economic environment?

A. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept the federal funds rateiii on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program.” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. At its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. Finally, at its meeting that ended on September 26, 2018, after the reporting period ended, the Fed raised the federal funds rate to a range between 2.00% and 2.25%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended August 31, 2018. The yield for the two-year Treasury note began the reporting period at 2.25% and ended the period at 2.62%. The low for the period of 2.22% took place on March 1, 2018 and the peak for the period of 2.69% occurred on July 26, 2018. The yield for the ten-year Treasury began the reporting period at 2.87% and ended the period at 2.86%. The low for the period of 2.73% took place on April 2, 2018 and the high for the period of 3.11% took place on May 17, 2018.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart on a relative basis during the reporting period. For the six months ended August 31, 2018, the Bloomberg Barclays Municipal Bond Indexiv and the Bloomberg Barclays U.S. Aggregate Indexv returned 1.75% and 1.15%, respectively. Both municipal and taxable bonds were negatively impacted by the rising interest rate environment. The municipal market’s relative outperformance was partially due to overall solid fundamentals and periods of positive investor demand.

Performance review

For the six months ended August 31, 2018, Class A shares of Western Asset Short Duration Municipal Income Fund, excluding sales charges, returned 0.49%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Three-Year Municipal Bond Indexvi, returned 0.86% for the same period. The Lipper Short Municipal Debt Funds Category Average1 returned 0.71% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any,are fully taxable. Please consult your personal tax or legal adviser.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 121 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Short Duration Municipal Income Fund

Performance Snapshot as of August 31, 2018 (unaudited)
(excluding sales charges)	6 months
Western Asset Short Duration Municipal Income Fund:
Class A	0.49%
Class A2	0.61%
Class C	0.32%
Class I	0.56%
Class IS	0.80%
Bloomberg Barclays Three-Year Municipal Bond Index	0.86%
Lipper Short Municipal Debt Funds Category Average	0.71%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended August 31, 2018 for Class A, Class A2, Class C, Class I and Class IS shares were 1.36%, 1.30%, 1.06%, 1.53% and 1.61%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 29, 2018, the gross total annual operating expense ratios for Class A, Class A2, Class C, Class I and Class IS shares were 0.68%, 1.01%, 1.03%, 0.57% and 0.49%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.75% for Class A shares, 0.95% for Class A2 shares, 1.10% for Class C shares, 0.60% for Class I shares and 0.55% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Short Duration Municipal Income Fund	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 28, 2018

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Although the Fund seeks to minimize risk by investing in municipal securities from a number of different states and localities, the Fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Western Asset Short Duration Municipal Income Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]i	The Bloomberg Barclays Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years.

Western Asset Short Duration Municipal Income Fund	VII

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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2018 and February 28, 2018. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2018 and held for the six months ended August 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.49%	$1,000.00	$1,004.90	0.71%	$3.59	Class A	5.00%	$1,000.00	$1,021.63	0.71%	$3.62
Class A2	0.61	1,000.00	1,006.10	0.86	4.35	Class A2	5.00	1,000.00	1,020.87	0.86	4.38
Class C	0.32	1,000.00	1,003.20	1.05	5.30	Class C	5.00	1,000.00	1,019.91	1.05	5.35
Class I	0.56	1,000.00	1,005.60	0.58	2.93	Class I	5.00	1,000.00	1,022.28	0.58	2.96
Class IS	0.80	1,000.00	1,008.00	0.49	2.48	Class IS	5.00	1,000.00	1,022.74	0.49	2.50

2	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

[1]	For the six months ended August 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares and Class A2 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Three-Year Municipal Bond Index
WA Short Duration — Western Asset Short Duration Municipal Income Fund

4	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure – August 31, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Three-Year Municipal Bond Index
WA Short Duration — Western Asset Short Duration Municipal Income Fund

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2018

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.4%
Alabama — 7.4%
Black Belt Energy Gas District, AL:
Gas Supply Revenue	4.000%	12/1/23	$5,000,000	$5,312,650	(a)(b)
Gas Supply Revenue, LIQ - Royal Bank of Canada	4.000%	7/1/22	23,010,000	24,260,133	(a)(b)
Jefferson County, AL, Sewer Revenue, Subordinated Lien	5.000%	10/1/18	2,000,000	2,003,860
Mobile, AL, IDB, PCR, Alabama Power Co., Barry Plant	1.625%	10/2/18	2,500,000	2,499,650	(a)(b)
Southeast Alabama Gas Supply District, Gas Supply Revenue	2.266%	6/1/24	1,500,000	1,493,190	(a)(b)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
	4.000%	4/1/24	5,000,000	5,311,300	(a)(b)
	4.000%	6/1/24	19,870,000	21,123,996	(a)(b)
Southeast Alabama State Gas Supply District, Gas Supply Revenue, SIFMA Index Project #1	2.140%	4/1/24	15,000,000	15,000,000	(a)(b)
Tuscaloosa, AL, Public Educational Building Authority, Student Housing Revenue:
University of Alabama Ridgecrest, BAM	5.000%	7/1/20	2,960,000	3,125,139
University of Alabama Ridgecrest, BAM	5.000%	7/1/21	3,320,000	3,571,025
Total Alabama				83,700,943
Alaska — 1.3%
Alaska State Housing Finance Corp.
Revenue, State Capital Project II	5.000%	12/1/18	500,000	504,130
North Slope Boro, AK, GO	5.000%	6/30/22	6,145,000	6,497,539
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	7,130,000	7,601,079
Total Alaska				14,602,748
Arizona — 0.7%
Chandler, AZ, Industrial Development Authority, Intel Corp.	2.700%	8/14/23	3,000,000	3,009,630	(a)(b)(c)
Maricopa County, AZ, IDA, Solid Waste Disposal Revenue, Waste Management Inc. Project	3.375%	6/3/24	4,965,000	5,017,381	(a)(b)(c)
Total Arizona				8,027,011
California — 3.8%
California Infrastructure & Economic Development Bank Revenue:
California Academy of Sciences, (1 mo. LIBOR x 0.7 + 0.380%)	1.864%	8/1/21	6,250,000	6,243,875	(a)(b)
Pacific Gas & Electric	1.750%	6/1/22	1,000,000	938,810	(a)(b)

See Notes to Financial Statements.

6	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Pacific Gas & Electric	1.750%	6/1/22	$2,000,000	$1,877,620	(a)(b)
California State Department of Water Resources, Central Valley Project Revenue, Water Systems (SIFMA Municipal Swap Index Yield + 0.370%)	1.860%	12/1/22	2,000,000	2,007,100	(a)(b)
California State MFA Revenue:
Second Lien Qualified Obligations, Anaheim System Distribution Facilities (SIFMA Municipal Swap Index Yield + 0.350%)	1.840%	12/1/20	6,500,000	6,508,060	(a)(b)
Senior Lien	5.000%	6/30/26	300,000	344,007	(c)
California State, GO:
(SIFMA Municipal Swap Index Yield + 0.290%)	1.780%	12/1/20	5,100,000	5,104,896	(a)(b)
(SIFMA Municipal Swap Index Yield + 0.250%)	1.740%	5/1/21	6,000,000	6,004,860	(a)(b)
(SIFMA Municipal Swap Index Yield + 0.380%)	1.870%	12/1/22	5,690,000	5,713,613	(a)(b)
Lee Lake, CA, Public Financing Authority Revenue	4.000%	9/1/18	1,500,000	1,500,000
Southern California State Public Power Authority, Canyon Power Project	1.740%	5/1/21	6,000,000	6,008,760	(a)(b)
Total California				42,251,601
Colorado — 2.4%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	1.875%	11/6/19	5,545,000	5,526,147	(a)(b)
Catholic Health Initiatives	5.000%	2/1/21	2,080,000	2,202,616
Catholic Health Initiatives	5.000%	7/1/21	6,225,000	6,370,167
Catholic Health Initiatives	5.000%	2/1/25	2,615,000	2,757,230
Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton	5.000%	12/1/18	5,265,000	5,306,593
E-470 Public Highway Authority, CO, Senior LIBOR Index, (0.670 x 1 mo. USD LIBOR + 0.900%)	2.321%	9/1/19	3,415,000	3,423,811	(a)(b)
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,030,890	(d)
Total Colorado				26,617,454
Connecticut — 4.6%
Bridgeport, CT, GO:
AGM	5.000%	8/15/21	285,000	309,923	(e)
AGM	5.000%	8/15/21	715,000	770,920

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
AGM	5.000%	8/15/22	$355,000	$394,483	(e)
AGM	5.000%	8/15/22	885,000	971,093
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure	3.000%	9/1/18	14,740,000	14,740,000
Transportation Infrastructure	5.000%	9/1/20	4,000,000	4,223,200
Connecticut State, GO:
	5.000%	4/15/19	3,730,000	3,804,003
	5.000%	11/1/20	2,685,000	2,845,858
	5.000%	6/15/23	750,000	829,643
	5.000%	9/15/23	4,500,000	4,903,245
GAAP Conversion	5.000%	10/15/19	10,375,000	10,718,620
SIFMA Index (SIFMA Municipal Swap Index Yield + 0.630%)	2.120%	3/1/20	3,375,000	3,384,754	(b)
SIFMA Index (SIFMA Municipal Swap Index Yield + 1.050%)	2.540%	3/1/23	4,225,000	4,299,909	(b)
Total Connecticut				52,195,651
Florida — 1.1%
Escambia County, FL, Solid Waste Disposal
Revenue, Gulf Power Co. Project	1.800%	11/19/20	1,150,000	1,132,819	(a)(b)
Lee County, FL, Airport Revenue, AGM	5.500%	10/1/19	1,375,000	1,427,415	(c)
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,102,739
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/20	2,000,000	2,122,420	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/20	3,250,000	3,434,340
Okeechobee County, FL, Solid Waste Revenue, Disposal Waste Management Landfill	1.550%	7/1/21	2,200,000	2,143,944	(a)(b)
Saint Johns County, FL, School Board, COP	5.000%	7/1/21	1,500,000	1,623,705
Total Florida				12,987,382
Georgia — 3.6%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	1,010,000	1,010,000	(f)
Burke County, GA, Development Authority, PCR:
Georgia Power Co. Plant Vogtle Project	2.350%	12/11/20	3,900,000	3,913,650	(a)(b)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	18,305,000	18,251,549	(a)(b)
Main Street Natural Gas Inc., GA, Gas Project Revenue, (SIFMA Municipal Swap Index Yield + 0.570%)	2.060%	12/1/23	10,000,000	9,984,800	(a)(b)

See Notes to Financial Statements.

8	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project	2.400%	4/1/20	$3,925,000	$3,913,539	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Agnes Scott College	2.500%	6/1/19	3,000,000	3,002,760	(a)(b)
Total Georgia				40,076,298
Hawaii — 0.7%
Hawaii State Department of Budget &
Finance, Special Purpose Senior Living
Revenue, Kahala Senior Living
Community Inc.	5.000%	11/15/18	400,000	402,976
Honolulu City & County, HI, GO:
Rail Transit Project (SIFMA Municipal Swap Index Yield + 0.300%)	1.790%	9/1/20	5,000,000	4,994,750	(a)(b)
Rail Transit Project (SIFMA Municipal Swap Index Yield + 0.320%)	1.810%	9/1/20	2,500,000	2,497,375	(a)(b)
Total Hawaii				7,895,101
Illinois — 9.7%
Chicago, IL, GO:
	5.000%	1/1/19	3,100,000	3,125,048
	5.000%	1/1/19	1,500,000	1,512,120
	5.000%	1/1/20	1,575,000	1,616,501
	5.000%	1/1/20	3,275,000	3,363,032
AGM	5.500%	1/1/19	2,590,000	2,616,081
AGM-CR FGIC	5.500%	1/1/19	1,500,000	1,515,105
Chicago, IL, Midway Airport Revenue	5.000%	1/1/20	2,000,000	2,077,060	(c)
Chicago, IL, Motor Fuel Tax Revenue	5.000%	1/1/19	1,150,000	1,157,211
Chicago, IL, O’Hare International Airport Revenue:
	5.000%	1/1/23	1,035,000	1,146,614	(c)
General, Senior Lien	4.000%	1/1/19	20,000,000	20,146,000	(c)
General, Senior Lien	5.000%	1/1/25	1,000,000	1,078,530	(c)
General, Senior Lien	5.000%	1/1/25	3,000,000	3,235,590	(c)
Chicago, IL, Park District, GO:
	5.000%	1/1/24	2,750,000	2,951,410
Harbor Facilities	5.000%	1/1/19	1,000,000	1,008,670
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/20	1,255,000	1,303,681
Chicago, IL, Waterworks Revenue:
	5.000%	11/1/21	1,155,000	1,247,527
Second Lien	5.000%	11/1/19	2,000,000	2,068,140

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State EFA Revenue, University of Chicago	1.550%	2/13/20	$2,500,000	$2,489,400	(a)(b)
Illinois State Finance Authority Revenue, Central Dupage Health	5.500%	11/1/20	3,915,000	4,082,601	(e)
Illinois State Sales Tax Revenue:
Build Illinois	5.000%	6/15/19	2,575,000	2,632,629
Build Illinois-Junior Obligation	4.000%	6/15/20	8,825,000	9,084,632
Illinois State Toll Highway Authority Revenue	5.000%	12/1/19	1,950,000	2,028,507
Illinois State, GO:
	5.000%	7/1/19	7,150,000	7,301,366
	5.000%	1/1/20	2,145,000	2,210,551
	5.000%	10/1/21	2,500,000	2,629,875	(g)
	5.000%	2/1/22	2,740,000	2,878,863
	5.000%	8/1/23	17,260,000	18,313,205
University of Illinois, Auxiliary Facilities System	5.000%	4/1/23	4,000,000	4,409,440
Total Illinois				109,229,389
Indiana — 6.2%
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana LLC	3.375%	3/1/19	2,000,000	2,015,360
Indiana State Finance Authority Health System Revenue, Sisters St. Francis Health	5.000%	11/1/19	2,045,000	2,055,859
Indiana State Finance Authority, Hospital Revenue, Methodist Hospitals Inc.	5.000%	9/15/19	300,000	307,530
Indiana State Health Facility Financing Authority Revenue, Ascension Health Credit Group	1.250%	5/1/20	3,655,000	3,607,631	(a)(b)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	15,000,000	16,577,100	(a)(b)(c)
BP Products North America Inc. Project	5.000%	3/1/23	10,000,000	11,086,700	(a)(b)(c)
BP Products North America Inc. Project, BP PLC	1.850%	10/1/19	6,000,000	5,987,280	(a)(b)
BP Products North America Inc. Project, BP PLC (SIFMA Municipal Swap Index Yield + 0.750%)	2.240%	12/2/19	28,000,000	28,057,120	(a)(b)(c)
Total Indiana				69,694,580
Kentucky — 0.9%
Carroll County, KY, PCR, Kentucky Utilities Co. Project	1.050%	9/1/19	2,500,000	2,478,075	(a)(b)

See Notes to Financial Statements.

10	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Kentucky State Public Energy Authority, Gas Supply Revenue	4.000%	4/1/24	$2,250,000	$2,389,568	(a)(b)
Louisville & Jefferson County, KY, Metropolitan Government, PCR, Louisville Gas & Electric Co. Project	1.500%	4/1/19	5,000,000	4,987,800	(a)(b)
Total Kentucky				9,855,443
Massachusetts — 0.2%
Massachusetts State DFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.250%	5/1/19	2,300,000	2,298,321	(a)(b)(c)(d)
Michigan — 3.7%
Michigan State Finance Authority Revenue:
	5.000%	10/1/20	1,215,000	1,252,544
	5.000%	10/1/21	1,300,000	1,373,593
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/20	7,000,000	7,372,470
Michigan State Hospital Finance Authority Revenue, Ascension Health Credit Group	1.500%	5/1/20	2,130,000	2,111,000	(a)(b)
Michigan State Strategic Fund Ltd. Obligation Revenue, Events Center Project	4.125%	1/1/19	24,000,000	24,040,320	(a)(b)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	5.000%	9/1/18	1,600,000	1,600,000
Wayne County, MI, Airport Authority Revenue	5.000%	12/1/18	3,500,000	3,528,910
Total Michigan				41,278,837
Mississippi — 0.1%
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	1,000,000	1,014,910
Missouri — 0.3%
St. Louis County, MO, IDA, Senior Living
Facilities Revenue, Friendship Village of
Sunset Hills	2.850%	9/1/18	3,500,000	3,500,000
Montana — 0.2%
Montana State Board of Regents Higher Education, Montana State University	1.940%	9/1/23	2,000,000	2,000,840	(a)(b)(g)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Nebraska — 0.8%
Central Plains Energy Project, NE, Gas Project Revenue:
Project #1, Goldman Sachs Group Inc.	5.250%	12/1/18	$4,500,000	$4,535,370
Project #3	5.000%	9/1/18	4,050,000	4,050,000
Total Nebraska				8,585,370
Nevada — 1.5%
Clark County, NV, PCR, Southern California Edison Co.	1.875%	4/1/20	3,650,000	3,627,845	(a)(b)
Clark County, NV, School District, GO, Building	5.000%	6/15/22	9,450,000	10,443,667
Washoe County, NV, Gas Facilities Revenue, Sierra Pacific Power Co.	1.500%	6/3/19	3,000,000	2,986,530	(a)(b)(c)
Total Nevada				17,058,042
New Jersey — 8.6%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
	5.000%	11/1/18	1,000,000	1,004,440
	5.000%	11/1/20	1,000,000	1,054,270
Hudson County, NJ, Improvement Authority Revenue, County GTD	2.250%	10/18/18	2,000,000	2,001,260
New Jersey State EDA Lease Revenue, Rutgers University	5.000%	6/15/19	1,380,000	1,415,866
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	2,035,000	2,060,946	(c)
School Facilities Construction	5.000%	3/1/22	1,570,000	1,688,912
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.550%)	3.040%	9/1/27	1,550,000	1,538,980	(b)
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.600%)	3.090%	3/1/28	2,905,000	2,887,715	(b)
School Facilities Construction, State Appropriations	5.000%	3/1/19	10,365,000	10,534,364	(f)
New Jersey State EFA Revenue, Kean University	5.000%	7/1/20	1,000,000	1,057,460
New Jersey State Higher Education Assistance Authority, Student Loan Revenue:
Senior	5.000%	12/1/18	3,000,000	3,022,680	(c)
Senior	3.000%	12/1/19	10,250,000	10,372,078	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement Notes	5.000%	6/15/22	5,765,000	6,246,608
Transportation Program (SIFMA Municipal Swap Index Yield + 1.200%)	2.690%	12/15/21	15,500,000	15,557,970	(a)(b)
Transportation System	5.000%	12/15/18	8,300,000	8,370,882
New Jersey State Turnpike Authority Revenue:

See Notes to Financial Statements.

12	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
	2.180%	1/1/24	$13,000,000	$13,056,550	(b)
	2.180%	1/1/24	4,000,000	4,017,400	(b)
Salem County, NJ, Industrial PCFA Revenue, Philadelphia Electric Co.	2.500%	3/1/19	7,950,000	7,958,745	(a)(b)(c)
Tobacco Settlement Financing Corp., NJ, Revenue	5.000%	6/1/21	1,500,000	1,611,405
Union County, NJ, GO:
School Board Reserve Fund	4.000%	3/1/19	35,000	35,402	(f)
School Board Reserve Fund	4.000%	3/1/19	1,465,000	1,482,477
Total New Jersey				96,976,410
New Mexico — 3.9%
Farmington, NM, PCR:
Public Service Co. of New Mexico	1.875%	10/1/21	5,390,000	5,286,242	(a)(b)
Southern California Edison Co.	1.875%	4/1/20	11,500,000	11,430,195	(a)(b)
Southern California Edison Co.	1.875%	4/1/20	8,500,000	8,448,405	(a)(b)
Southern California Edison Co.	1.875%	4/1/20	4,750,000	4,721,168	(a)(b)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, SPA - Royal Bank of Canada (0.670 x 1 mo. USD LIBOR + 0.750%)	2.166%	8/1/19	14,000,000	14,014,840	(a)(b)
Total New Mexico				43,900,850
New York — 6.7%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	3.750%	1/1/20	230,000	233,243	(c)(d)
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	1,000,000	1,012,680
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	607,920
Long Island, NY, Power Authority Electric System Revenue (0.700 x 1 mo. USD LIBOR + 0.880%)	2.360%	11/1/18	1,500,000	1,500,510	(a)(b)
Long Island, NY, Power Authority Revenue:
	5.250%	4/1/19	780,000	796,598
	5.250%	4/1/19	1,280,000	1,307,238
Monroe County, NY, GO, BAM	5.000%	6/1/20	5,115,000	5,400,161
MTA, NY, Dedicated Tax Fund Revenue (SIFMA Municipal Swap Index Yield + 0.580%)	2.070%	11/1/19	3,155,000	3,161,878	(a)(b)
MTA, NY, Revenue:
	5.000%	5/15/21	7,000,000	7,567,700	(b)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Transportation (SIFMA Municipal Swap Index Yield + 0.450%)	1.940%	11/15/22	$8,000,000	$7,987,600	(a)(b)
New York State Dormitory Authority Revenues, Non-State Supported Debt, Wyckoff Heights Medical Center, State Appropriations	4.000%	2/15/19	2,785,000	2,815,190
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/19	5,000,000	5,118,850	(c)
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/21	9,000,000	9,616,140	(c)
LaGuardia Airport Terminal C&D Redevelopment Project	5.000%	1/1/22	6,350,000	6,863,398	(c)
Terminal One Group Association LP	5.000%	1/1/20	6,255,000	6,503,511	(c)
Port Authority of New York & New Jersey Revenue:
	5.000%	10/1/20	2,500,000	2,658,825	(c)
	5.000%	10/1/21	4,225,000	4,602,124	(c)
	5.000%	10/15/24	5,985,000	6,467,331	(c)
Suffolk County, NY, GO, AGM	5.000%	10/1/18	1,000,000	1,002,460
Total New York				75,223,357
North Carolina — 0.2%
North Carolina State Turnpike Authority Revenue:
Senior Lien	5.000%	1/1/21	410,000	436,416
Senior Lien	5.000%	1/1/22	600,000	651,912
Senior Lien	5.000%	1/1/23	700,000	774,578
Senior Lien	5.000%	1/1/25	500,000	566,720
Total North Carolina				2,429,626
Ohio — 1.5%
Lancaster, OH, Port Authority Gas Revenue:
SPA - Royal Bank of Canada (0.670 x 1 mo. USD LIBOR + 0.600%)	2.016%	2/1/19	2,000,000	1,999,120	(b)
SPA - Royal Bank of Canada (0.670 x 1 mo. USD LIBOR + 0.620%)	2.036%	8/1/19	4,000,000	4,000,680	(b)
Ohio State Water Development Authority Revenue, Waste Management Inc. Project	1.550%	7/1/21	1,800,000	1,762,812

See Notes to Financial Statements.

14	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Water Development Authority, Water PCR Notes, Load Fund (SIFMA Municipal Swap Index Yield + 0.220%)	1.710%	12/1/20	$6,500,000	$6,500,000	(b)
Warren County, OH, Health Care Facilities Revenue, Otterbein Homes Obligation	5.000%	7/1/20	2,550,000	2,692,265
Total Ohio				16,954,877
Oregon — 0.4%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	10/1/18	3,000,000	2,998,860
Medford, OR, Hospital Facilities Authority Revenue, Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,071,926
Total Oregon				4,070,786
Pennsylvania — 8.5%
Allegheny County, PA, Higher Education Building Authority University Revenue, Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	507,925
Bucks County, PA, IDA, Solid Waste Revenue, Waste Management Inc. Project	1.700%	2/1/19	15,000,000	14,959,950	(a)(b)(c)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/21	2,500,000	2,678,775
Delaware River Port Authority, PA, Revenue, Port District Project	5.000%	1/1/19	3,490,000	3,527,064
Lehigh County, PA, IDA Revenue:
PPL Electric Utilities Corp.	1.800%	8/15/22	2,000,000	1,965,460	(a)(b)
PPL Electric Utilities Corp.	1.800%	9/1/22	7,500,000	7,341,000	(a)(b)
Montgomery County, PA, IDA Revenue, Peco Energy Co. Project	2.550%	6/1/20	3,000,000	3,000,450	(a)(b)
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project	3.000%	11/1/18	750,000	751,433	(c)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project, Waste Management Holdings	1.700%	8/3/20	2,750,000	2,714,745	(a)(b)(c)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,032,760
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/18	700,000	702,471

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Shippensburg University Student Services Inc.	4.000%	10/1/18	$280,000	$280,291
Pennsylvania State Turnpike Commission Revenue:
(SIFMA Municipal Swap Index Yield + 0.700%)	2.190%	12/1/19	10,000,000	10,031,200	(b)
(SIFMA Municipal Swap Index Yield + 0.880%)	2.370%	12/1/20	13,775,000	13,902,694	(b)
(SIFMA Municipal Swap Index Yield + 0.980%)	2.470%	12/1/21	5,000,000	5,074,500	(b)
(SIFMA Municipal Swap Index Yield + 0.600%)	2.090%	12/1/23	6,000,000	6,002,640	(b)
Pennsylvania State, GO	5.000%	1/15/22	5,000,000	5,464,650
Philadelphia, PA, Gas Works Revenue, 1998
General Ordinance	5.000%	10/1/21	1,000,000	1,084,590
Philadelphia, PA, School District, GO:
State Aid Withholding	5.000%	9/1/19	5,990,000	6,163,890
State Aid Withholding	5.000%	9/1/19	1,250,000	1,286,287
Philadelphia, PA, Water and Wastewater Revenue	5.000%	1/1/19	1,455,000	1,470,845
State Public School Building Authority, PA, Lease Revenue, Philadelphia School District	5.000%	6/1/19	1,500,000	1,534,365
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/21	2,000,000	2,124,160	(c)
Total Pennsylvania				95,602,145
South Carolina — 0.2%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/18	1,000,000	1,008,210
South Carolina State Jobs-EDA Revenue, Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,507,755
Total South Carolina				2,515,965
Tennessee — 1.0%
Tennessee Energy Acquisition Corp., Gas Revenue, Project	4.000%	5/1/23	10,720,000	11,359,341	(a)(b)
Texas — 10.1%
Alvin, TX, ISD, GO, PSF - GTD, Schoolhouse	1.400%	8/15/20	2,500,000	2,472,475	(a)(b)
Central Texas Regional Mobility Authority Revenue, Senior Lien	5.000%	1/1/19	500,000	505,000
Central Texas Turnpike System	5.000%	4/1/20	7,500,000	7,847,625	(a)(b)
Clear Creek, TX, ISD, GO, PSF - GTD	1.450%	8/14/20	3,000,000	2,969,850	(a)(b)

See Notes to Financial Statements.

16	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/18	$1,000,000	$1,005,330
Georgetown, TX, Independent School District, GO	2.500%	8/1/19	4,000,000	4,024,640	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System (SIFMA Municipal Swap Index Yield + 0.580%)	2.070%	12/1/19	2,425,000	2,431,426	(a)(b)
Hospital, Memorial Hermann Health System (SIFMA Municipal Swap Index Yield + 0.750%)	2.240%	6/1/20	1,065,000	1,073,978	(b)
Houston, TX Combined Utility System Revenue, First Lien	1.403%	8/1/21	6,500,000	6,498,310	(a)(b)
Houston, TX, Airport System Revenue:
	5.000%	7/15/20	1,600,000	1,677,920	(c)
United Airlines Inc., Terminal E Project	4.500%	7/1/20	8,150,000	8,433,946	(c)
Matagorda County, TX, Navigation District No. 1, Central Power & Light	1.750%	9/1/20	2,000,000	1,973,360	(a)(b)(c)
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project	2.500%	8/1/20	4,500,000	4,510,800	(c)
North East, TX, ISD, GO, School Building, PSF-GTD	2.000%	8/1/19	14,150,000	14,173,913	(a)(b)(f)
North Texas Tollway Authority Revenue:
First Tier (SIFMA Municipal Swap Index Yield + 0.800%)	2.290%	1/1/19	6,000,000	6,000,600	(a)(b)
First Tier (SIFMA Municipal Swap Index Yield + 0.670%)	2.160%	1/1/20	36,250,000	36,285,525	(a)(b)
Red River Education Finance Corp., TX, Higher Education Revenue:
St. Edwards University Project	5.000%	6/1/19	750,000	766,568
St. Edwards University Project	5.000%	6/1/20	940,000	986,276
Round Rock, TX, ISD, GO, PSF - GTD	1.500%	8/1/21	4,535,000	4,459,946	(a)(b)
San Antonio, TX, Electric and Gas Revenue, Junior Lien	2.000%	12/1/18	5,000,000	5,002,500	(a)(b)
Total Texas				113,099,988
Virginia — 2.7%
Louisa, VA, IDA, PCR	2.150%	9/1/20	3,055,000	3,056,191	(a)(b)
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue:
Virginia Electric & Power Co.	1.875%	6/1/20	5,000,000	4,978,300	(a)(b)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Virginia Electric & Power Co.	2.150%	9/1/20	$14,700,000	$14,705,733	(a)(b)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	1.875%	5/16/19	8,150,000	8,140,057	(a)(b)
Total Virginia				30,880,281
Washington — 1.1%
Port of Seattle, WA, Revenue, Intermediate	5.000%	8/1/20	2,000,000	2,113,140	(c)
Seattle, WA, Municipal Light & Power Revenue, Light & Power	1.980%	11/1/23	4,000,000	4,001,560	(a)(b)(g)
Spokane, WA, Public Facilities District Revenue	5.000%	12/1/18	1,130,000	1,138,949
Washington State Health Care Facilities Authority Revenue, Fred Hutchinson Cancer Research Centre (1 mo. USD LIBOR + 1.100%)	2.521%	7/1/22	5,000,000	5,061,650	(a)(b)
Washington State HFC Revenue, Heron’s Key Senior Living	4.875%	1/1/22	340,000	340,133	(d)
Total Washington				12,655,432
West Virginia — 0.9%
Harrison County, WV Commission	3.000%	10/15/21	2,750,000	2,751,568	(a)(b)
West Virginia State University Revenue, West Virginia University Project (SIFMA Municipal Swap Index Yield + 0.530%)	2.020%	10/1/19	7,000,000	7,008,540	(a)(b)
Total West Virginia				9,760,108
Wisconsin — 1.4%
Public Finance Authority, WI, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.000%	6/1/21	9,845,000	9,715,341	(a)(b)(c)
Wisconsin State HEFA Revenue, Ascension Senior Credit Group	1.375%	12/3/19	5,595,000	5,557,626	(a)(b)
Total Wisconsin				15,272,967
Total Municipal Bonds (Cost — $1,086,737,550)				1,083,572,054
Collateralized Mortgage Obligations (h) —0.7%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	6/15/22	5,000,000	4,948,425	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	6/15/22	3,000,000	2,969,055	(a)(b)
Total Collateralized Mortgage Obligations (Cost — $8,000,000)				7,917,480
Total Investments before Short-Term Investments (Cost — $1,094,737,550)				1,091,489,534

See Notes to Financial Statements.

18	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 2.6%
Municipal Bonds — 2.6%
California — 0.1%
San Mateo, CA, Joint Powers Financing Authority, Public Safety Project, Wells Fargo Bank N.A.	1.270%	4/1/39	$575,000	$575,000	(i)(j)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA - Sumitomo Mitsui Banking	1.250%	4/1/36	500,000	500,000	(i)(j)
Total California				1,075,000
Florida — 0.9%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	1.630%	10/1/28	9,850,000	9,850,000	(c)(d)(i)(j)
Massachusetts — 0.6%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc.	1.430%	7/1/46	1,350,000	1,350,000	(i)(j)
Massachusetts State HEFA Revenue, Partners Healthcare Systems Inc., SPA - JPMorgan Chase	1.450%	7/1/27	5,000,000	5,000,000	(i)(j)
University of Massachusetts Building Authority	1.500%	11/1/34	100,000	100,000	(i)(j)
Total Massachusetts				6,450,000
Michigan — 0.0%
Kent, MI, Hospital Finance Authority, Spectrum Health	1.490%	1/15/47	180,000	180,000	(i)(j)
Mississippi — 0.0%
Mississippi Business Finance Corp., Chevron USA Inc.	1.490%	12/1/30	100,000	100,000	(i)(j)
New York — 0.5%
New York City, NY, GO, Subordinated, LOC - Dexia Credit Local	1.450%	3/1/34	775,000	775,000	(i)(j)
New York City, NY, TFA Revenue, Future Tax Secured, SPA - JP Morgan Chase Bank NA	1.400%	8/1/45	5,300,000	5,300,000	(i)(j)
Total New York				6,075,000
North Carolina — 0.1%
Charlotte, NC, COP, 2003 Governmental
Facilities Project, LIQ - Wells Fargo Bank N.A.	1.480%	6/1/33	100,000	100,000	(i)(j)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
Charlotte, NC, Water & Sewer System Revenue, SPA - Wells Fargo Bank N.A.	1.410%	7/1/36	$950,000	$950,000	(i)(j)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA - JPMorgan Chase	1.510%	11/1/34	165,000	165,000	(i)(j)
Total North Carolina				1,215,000
Texas — 0.2%
University of Texas, TX, Revenues, Financing Systems	1.950%	8/1/45	2,300,000	2,300,000	(i)(j)
Wisconsin — 0.2%
Wisconsin State Housing & Economic Development Authority, Taxable	1.980%	3/1/28	2,200,000	2,200,000	(i)(j)
Total Short-Term Investments (Cost — $29,445,000)				29,445,000
Total Investments — 99.7% (Cost — $1,124,182,550)				1,120,934,534
Other Assets in Excess of Liabilities — 0.3%				3,295,528
Total Net Assets — 100.0%				$1,124,230,062

See Notes to Financial Statements.

20	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Short Duration Municipal Income Fund

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
SCAGO	— South Carolina Association of Government Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	4.5%
AA/Aa	24.6
A	45.9
BBB/Baa	9.0
BB/Ba	2.4
A-1/VMIG 1	3.7
NR***	9.9
100.0%

See Notes to Financial Statements.

22	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

*	As a percentage of total investments.

**

The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***The

credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

August 31, 2018

Assets:
Investments, at value (Cost — $1,124,182,550)	$1,120,934,534
Cash	4,998,256
Interest receivable	8,122,041
Receivable for Fund shares sold	2,190,873
Prepaid expenses	62,561
Total Assets	1,136,308,265

Liabilities:
Payable for securities purchased	8,617,175
Payable for Fund shares repurchased	2,365,908
Investment management fee payable	436,123
Service and/or distribution fees payable	272,973
Distributions payable	105,639
Trustees’ fees payable	3,809
Accrued expenses	276,576
Total Liabilities	12,078,203
Total Net Assets	$1,124,230,062

Net Assets:
Par value (Note 7)	$2,221
Paid-in capital in excess of par value	1,137,791,372
Undistributed net investment income	936,819
Accumulated net realized loss on investments	(11,252,334)
Net unrealized depreciation on investments	(3,248,016)
Total Net Assets	$1,124,230,062

See Notes to Financial Statements.

24	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

Net Assets:
Class A	$227,454,495
Class A2	$1,051,312
Class C	$563,866,991
Class I	$330,753,337
Class IS	$1,103,927

Shares Outstanding:
Class A	44,931,153
Class A2	207,705
Class C	111,392,589
Class I	65,340,407
Class IS	217,910

Net Asset Value:
Class A (and redemption price)	$5.06
Class A2 (and redemption price)	$5.06
Class C (and redemption price)	$5.06
Class I (and redemption price)	$5.06
Class IS (and redemption price)	$5.07

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$5.18
Class A2 (based on maximum initial sales charge of 2.25%)	$5.18

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended August 31, 2018

Investment Income:
Interest	$12,666,330

Expenses:
Investment management fee (Note 2)	2,748,498
Service and/or distribution fees (Notes 2 and 5)	1,694,561
Transfer agent fees (Note 5)	399,665
Registration fees	72,786
Fund accounting fees	57,150
Legal fees	51,135
Audit and tax fees	25,150
Shareholder reports	17,952
Trustees’ fees	17,130
Insurance	9,222
Commitment fees (Note 8)	7,134
Custody fees	3,272
Miscellaneous expenses	14,680
Total Expenses	5,118,335
Net Investment Income	7,547,995

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(722,871)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(252,337)
Net Loss on Investments	(975,208)
Increase in Net Assets From Operations	$6,572,787

See Notes to Financial Statements.

26	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2018 (unaudited) and the Year Ended February 28, 2018	August 31	February 28

Operations:
Net investment income	$7,547,995	$15,072,992
Net realized loss	(722,871)	(440,651)
Change in net unrealized appreciation (depreciation)	(252,337)	(4,047,716)
Increase in Net Assets From Operations	6,572,787	10,584,625

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(7,659,896)	(15,028,680)
Decrease in Net Assets From Distributions to Shareholders	(7,659,896)	(15,028,680)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	134,501,838	494,869,101
Reinvestment of distributions	7,070,869	14,051,054
Cost of shares repurchased	(331,585,228)	(805,234,151)
Decrease in Net Assets From Fund Share Transactions	(190,012,521)	(296,313,996)
Decrease in Net Assets	(191,099,630)	(300,758,051)

Net Assets:
Beginning of period	1,315,329,692	1,616,087,743
End of period*	$1,124,230,062	$1,315,329,692
*Includes undistributed net investment income of:	$936,819	$1,048,720

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	27

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2018[2]	2018	2017[3]	2016[4]	2015[4]	2014[4]

Net asset value, beginning of period	$5.07	$5.08	$5.11	$5.12	$5.17	$5.15

Income (loss) from operations:
Net investment income	0.03	0.06	0.02	0.05	0.06	0.07
Net realized and unrealized gain (loss)	(0.01)	(0.01)	(0.03)	(0.01)	(0.05)	0.02
Total income (loss) from operations	0.02	0.05	(0.01)	0.04	0.01	0.09

Less distributions from:
Net investment income	(0.03)	(0.06)	(0.02)	(0.05)	(0.06)	(0.07)
Total distributions	(0.03)	(0.06)	(0.02)	(0.05)	(0.06)	(0.07)

Net asset value, end of period	$5.06	$5.07	$5.08	$5.11	$5.12	$5.17
Total return[5]	0.49%	1.00%	(0.22)%	0.85%	0.13%	1.72%

Net assets, end of period (millions)	$227	$265	$306	$352	$418	$436

Ratios to average net assets:
Gross expenses	0.71%[6]	0.68%	0.66%[6]	0.66%	0.65%	0.66%
Net expenses[7]	0.71 [6]	0.68	0.66 [6]	0.66	0.65	0.66
Net investment income	1.37 [6]	1.19	1.13 [6]	1.05	1.15	1.33

Portfolio turnover rate	16%	25%	10%	30%	30%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2018 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

See Notes to Financial Statements.

28	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A2 Shares[1]	2018[2]		2018	2017[3]	2016[4]	2015[5]

Net asset value, beginning of period	$5.06		$5.08	$5.11	$5.13	$5.15

Income (loss) from operations:
Net investment income	0.03		0.05	0.01	0.04	0.04
Net realized and unrealized loss	(0.00)	[6]	(0.02)	(0.03)	(0.02)	(0.02)
Total income (loss) from operations	0.03		0.03	(0.02)	0.02	0.02

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.01)	(0.04)	(0.04)
Total distributions	(0.03)		(0.05)	(0.01)	(0.04)	(0.04)

Net asset value, end of period	$5.06		$5.06	$5.08	$5.11	$5.13
Total return[7]	0.61%		0.53%	(0.31)%	0.46%	0.34%

Net assets, end of period (000s)	$1,051		$919	$1,110	$1,255	$908

Ratios to average net assets:
Gross expenses	0.86%[8]		1.01%	0.97%[8]	0.87%	0.68%[8]
Net expenses[9]	0.86	[8]	0.95 [10]	0.95 [8,10]	0.87	0.68 [8]
Net investment income	1.22	[8]	0.92	0.85 [8]	0.85	1.16 [8]

Portfolio turnover rate	16%		25%	10%	30%	30%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2018 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]	For the period February 27, 2015 (inception date) to October 31, 2015.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	For the year ended October 31, 2015.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2018[2]	2018	2017[3]	2016[4]	2015[4]	2014[4]

Net asset value, beginning of period	$5.07	$5.08	$5.11	$5.12	$5.17	$5.15

Income (loss) from operations:
Net investment income	0.03	0.04	0.01	0.04	0.04	0.05
Net realized and unrealized gain (loss)	(0.01)	(0.01)	(0.03)	(0.01)	(0.05)	0.02
Total income (loss) from operations	0.02	0.03	(0.02)	0.03	(0.01)	0.07

Less distributions from:
Net investment income	(0.03)	(0.04)	(0.01)	(0.04)	(0.04)	(0.05)
Total distributions	(0.03)	(0.04)	(0.01)	(0.04)	(0.04)	(0.05)

Net asset value, end of period	$5.06	$5.07	$5.08	$5.11	$5.12	$5.17
Total return[5]	0.32%	0.65%	(0.33)%	0.49%	(0.22)%	1.36%

Net assets, end of period (millions)	$564	$656	$906	$1,016	$1,124	$1,331

Ratios to average net assets:
Gross expenses	1.05%[6]	1.03%	1.02%[6]	1.02%	1.01%	1.02%
Net expenses[7]	1.05 [6]	1.03 [8]	1.02 [6]	1.02	1.01	1.02
Net investment income	1.02 [6]	0.85	0.78 [6]	0.70	0.79	0.97

Portfolio turnover rate	16%	25%	10%	30%	30%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2018 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2018[2]	2018	2017[3]	2016[4]	2015[4]	2014[4]

Net asset value, beginning of period	$5.07	$5.08	$5.11	$5.13	$5.17	$5.15

Income (loss) from operations:
Net investment income	0.04	0.07	0.02	0.06	0.06	0.07
Net realized and unrealized gain (loss)	(0.01)	(0.01)	(0.03)	(0.02)	(0.04)	0.02
Total income (loss) from operations	0.03	0.06	(0.01)	0.04	0.02	0.09

Less distributions from:
Net investment income	(0.04)	(0.07)	(0.02)	(0.06)	(0.06)	(0.07)
Total distributions	(0.04)	(0.07)	(0.02)	(0.06)	(0.06)	(0.07)

Net asset value, end of period	$5.06	$5.07	$5.08	$5.11	$5.13	$5.17
Total return[5]	0.56%	1.11%	(0.19)%	0.73%	0.41%	1.79%

Net assets, end of period (millions)	$331	$390	$404	$419	$376	$403

Ratios to average net assets:
Gross expenses	0.58%[6]	0.57%	0.60%[6]	0.59%	0.57%	0.59%
Net expenses[7]	0.58 [6]	0.57	0.60 [6,8]	0.59	0.57	0.59
Net investment income	1.50 [6]	1.30	1.20 [6]	1.13	1.23	1.39

Portfolio turnover rate	16%	25%	10%	30%	30%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2018 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2018[2]	2018[3]

Net asset value, beginning of period	$5.07	$5.11

Income (loss) from operations:
Net investment income	0.04	0.03
Net realized and unrealized loss	(0.00) [4]	(0.04)
Total income (loss) from operations	0.04	(0.01)

Less distributions from:
Net investment income	(0.04)	(0.03)
Total distributions	(0.04)	(0.03)

Net asset value, end of period	$5.07	$5.07
Total return[5]	0.80%	(0.14)%

Net assets, end of period (000s)	$1,104	$3,162

Ratios to average net assets:
Gross expenses[6]	0.49%	0.49%
Net expenses[6,7]	0.49	0.49
Net investment income[6]	1.57	1.43

Portfolio turnover rate	16%	25%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2018 (unaudited).

[3]	For the period September 15, 2017 (inception date) to February 28, 2018.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[8]	For the year ended February 28, 2018

See Notes to Financial Statements.

32	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

34	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Municipal bonds	—	$1,083,572,054	—	$1,083,572,054
Collateralized mortgage obligations	—	7,917,480	—	7,917,480
Total long-term investments	—	1,091,489,534	—	1,091,489,534
Short-term investments†	—	29,445,000	—	29,445,000
Total investments	—	$1,120,934,534	—	$1,120,934,534

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (formerly known as Western Asset Management Company) (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

36	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class I and Class IS shares did not exceed 0.75%, 0.95%, 1.10%, 0.60% and 0.55%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A and Class A2 shares. Class C shares are purchased at net asset value with no initial sales charge or contingent deferred sales charge (“CDSC”). However, if Class C shares of a fund not subject to a CDSC when initially purchased are exchanged for Class C shares of a fund that imposes a CDSC, the CDSC will be measured from the date of the exchange. In certain cases, Class A and Class A2 shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$301	$512	—
CDSCs	31,218	—	$297

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2018, such purchase and sale transactions (excluding accrued interest) were $211,810,000 and $210,000,000, respectively.

3. Investments

During the six months ended August 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$188,343,581	$870,493
Sales	355,037,513	875,457

At August 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$1,124,182,550	$2,181,610	$(5,429,626)	$(3,248,016)

4. Derivative instruments and hedging activities

During the six months ended August 31, 2018, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2 and Class C shares calculated at the annual rate of 0.15%, 0.15%, and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

38	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

For the six months ended August 31, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$188,436	$78,383
Class A2	756	1,102
Class C	1,505,369	171,898
Class I	—	148,271
Class IS	—	11
Total	$1,694,561	$399,665

6. Distributions to shareholders by class

	Six Months Ended August 31, 2018	Year Ended February 28, 2018
Net Investment Income:
Class A	$1,739,042	$3,331,253
Class A2	6,236	9,979
Class C	3,134,086	6,544,229
Class I	2,766,612	5,121,035
Class IS	13,920	22,184	[1]
Total	$7,659,896	$15,028,680

[1]	For the period September 15, 2017 (inception date) to February 28, 2018.

7. Shares of beneficial interest

At August 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2018		Year Ended February 28, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,102,435	$15,695,008	18,368,233	$93,406,724
Shares issued on reinvestment	287,491	1,454,663	564,295	2,869,028
Shares repurchased	(10,790,566)	(54,616,588)	(26,721,625)	(135,798,947)
Net decrease	(7,400,640)	$(37,466,917)	(7,789,097)	$(39,523,195)

Class A2
Shares sold	65,513	$331,707	158,410	$805,417
Shares issued on reinvestment	1,233	6,236	1,964	9,979
Shares repurchased	(40,500)	(204,881)	(197,360)	(1,003,598)
Net increase (decrease)	26,246	$133,062	(36,986)	$(188,202)

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended August 31, 2018		Year Ended February 28, 2018
	Shares	Amount	Shares		Amount

Class C
Shares sold	9,003,898	$45,603,499	24,680,666		$125,555,583
Shares issued on reinvestment	615,626	3,114,919	1,265,249		6,432,663
Shares repurchased	(27,721,271)	(140,209,928)	(74,683,112)		(379,742,463)
Net decrease	(18,101,747)	$(91,491,510)	(48,737,197)		$(247,754,217)

Class I
Shares sold	14,393,445	$72,870,159	53,370,563		$271,351,007
Shares issued on reinvestment	490,352	2,481,131	929,750		4,727,316
Shares repurchased	(26,561,400)	(134,484,422)	(56,675,300)		(288,116,836)
Net decrease	(11,677,603)	$(59,133,132)	(2,374,987)		$(12,038,513)

Class IS
Shares sold	290	$1,465	733,993	[1]	$3,750,370	[1]
Shares issued on reinvestment	2,750	13,920	2,378	[1]	12,068	[1]
Shares repurchased	(408,924)	(2,069,409)	(112,577)	[1]	(572,307)	[1]
Net increase (decrease)	(405,884)	$(2,054,024)	623,794		$3,190,131

[1]	For the period September 15, 2017 (inception date) to February 28, 2018.

8. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2018, the Fund incurred a commitment fee in the amount of $7,134. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2018.

9. Deferred capital losses

As of February 28, 2018, the Fund had deferred capital losses of $10,430,350, which have no expiration date, that will be available to offset future taxable capital gains.

40	Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report

10. Subsequent event

Subsequent to the period ended August 31, 2018, shareholder redemptions from Class IS Shares exceeded 50% of Class IS net assets as of August 31, 2018.

Western Asset Short Duration Municipal Income Fund 2018 Semi-Annual Report	41

Western Asset

Short Duration Municipal Income Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC*

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)**

*	Prior to May 2, 2018, known as Western Asset Management Company.
**	Effective June 11, 2018, BNY became custodian.

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Short Duration Municipal Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short Duration Municipal Income Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration Municipal Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identify verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

FD02771 10/18 SR18-3451

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018